UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04529)

Exact name of registrant as specified in charter:	Putnam Michigan Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2012

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments:

Putnam Michigan Tax Exempt Income Fund

The fund's portfolio
8/31/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (99.2%)(a)
	Rating(RAT)	Principal amount	Value

Guam (1.2%)

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB-	$750,000	$752,850

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	150,000	137,718

			890,568
Michigan (84.3%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	195,000	173,367

Charles Stewart Mott G.O. Bonds (Cmnty. College Fac.), NATL, 5s, 5/1/19	Aa3	1,425,000	1,545,983

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	250,000	231,065

Detroit, Downtown Dev. Auth. Tax Increment Rev. Bonds (Dev. Area No. 1), Ser. A, NATL, 4 3/4s, 7/1/25	A-	1,500,000	1,249,605

Detroit, Swr. Disp. Rev. Bonds
Ser. B, AGM, 7 1/2s, 7/1/33	AA+	1,000,000	1,179,210
(Second Lien), Ser. B, NATL, FGIC, 5s, 7/1/36	A2	1,075,000	1,013,704

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA+	1,300,000	1,463,982

Detroit/Wayne Cnty., Stad. Auth. Rev. Bonds, FGIC, NATL, 5 1/4s, 2/1/27	A3	3,065,000	3,066,073

Ecorse, Pub. School Dist. G.O. Bonds, AGM, Q-SBLF, 5s, 5/1/12	AA+	650,000	669,078

Fenton, Area Pub. Schools G.O. Bonds (School Bldg. & Site), NATL, Q-SBLF, 5s, 5/1/23	Aa2	1,000,000	1,071,830

Flat Rock, Cmnty. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/22	AA+	1,425,000	1,579,356

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	300,000	307,722

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3	320,000	320,003

Gibraltar, School Dist. G.O. Bonds (School Bldg. & Site), NATL, FGIC, Q-SBLF, 5s, 5/1/21	Aa2	2,000,000	2,088,180

Grand Rapids, Rev. Bonds (San. Swr. Sys.), NATL, 5s, 1/1/20	Aa1	500,000	548,690

Grand Valley, Rev. Bonds (MI State U.), 5 3/4s, 12/1/34	A+	500,000	528,350

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds (Bronson Hosp.), Ser. A, AGM, 5s, 5/15/26	AA+	2,000,000	2,084,080

Marysville, Pub. School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	AA+	1,640,000	1,802,147

MI Fin. Auth. Rev. Bonds (Trinity Hlth.), Ser. A, 5s, 12/1/16	Aa2	1,000,000	1,160,280

MI Fin. Auth. Ltd. Oblig. Rev. Bonds (Pub. School Academy - Old Redford), Ser. A, 6 1/2s, 12/1/40	BBB	400,000	362,384

MI Higher Ed. Fac. Auth. Rev. Bonds
(Ltd. Oblig.- Hope College), Ser. A, 5.55s, 4/1/24	BBB+	1,000,000	1,003,510
(Alma College), 5 1/4s, 6/1/33	A3	1,000,000	1,022,670
(Kalamazoo College), 5s, 12/1/33	A1	500,000	497,965
(Kalamazoo College), 5s, 12/1/20	A1	250,000	254,425

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit), 0.14s, 11/1/36	VMIG1	1,900,000	1,900,000

MI Muni. Board Auth. Rev. Bonds (Downtown), Ser. A, 5s, 5/1/22	Aa2	500,000	548,190

MI State Bldg. Auth. Rev. Bonds
Ser. I, 6s, 10/15/38	Aa3	2,000,000	2,133,060
Ser. I, 5s, 10/15/24 (Prerefunded 10/15/11)	Aa3	125,000	125,656
Ser. I, 5s, 10/15/24 (Prerefunded 10/15/11)	A+	5,000	5,026
(Fac. Program), Ser. I, 4 3/4s, 10/15/25 (Prerefunded 10/15/11)	Aa3	1,050,000	1,055,229
FGIC, NATL, zero %, 10/15/22	Aa3	1,500,000	873,255

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,040,770
(Holland Cmnty. Hosp.), Ser. A, FGIC, 5 3/4s, 1/1/21	A+	1,000,000	1,034,070
(Sparrow Hosp.), 5 1/2s, 11/15/21 (Prerefunded 11/15/11)	A1	655,000	668,126
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,500,000	1,357,650
(Sparrow Hosp.), 5s, 11/15/31	A1	1,000,000	960,610
(Ascension Hlth.), Ser. B, 5s, 11/15/25	Aa1	1,000,000	1,054,910
(Sparrow Hosp.), 5s, 11/15/23	A1	835,000	854,122

MI State Strategic Fund Mandatory Put Bonds (6/2/14) (Dow Chemical), Ser. A-1, 6 3/4s, 12/1/28	P-3	200,000	220,456

MI State Strategic Fund Solid Waste Disp. Rev. Bonds (Waste Mgmt.), 4 1/2s, 12/1/13	BBB	1,000,000	1,061,160

MI State Strategic Fund Ltd. Mandatory Put Bonds
(6/1/13) (Dow Chemical), 5 1/2s, 12/1/28	P-3	635,000	674,287
(9/1/11) (Detroit Edison Co.), AMBAC, 4.85s, 9/1/30	A	1,000,000	1,000,000

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	750,000	808,515

MI State Strategic Fund Ltd. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	A2	1,500,000	1,915,485
(Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	3,000,000	3,673,737
(MI House of Representatives Fac.), Ser. A, AGO, 5 1/4s, 10/15/21	AA+	1,500,000	1,666,860

MI State U. Rev. Bonds, Ser. C, 5s, 8/15/18	Aa1	1,000,000	1,210,100

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A
6s, 6/1/48	BB	1,000,000	705,510
6s, 6/1/34	BB	1,250,000	943,600

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa3	500,000	473,875

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/26	AA+	1,000,000	1,078,060

Pontiac, Tax Increment Fin. Auth. Rev. Bonds, 6 3/8s, 6/1/31 (Prerefunded 6/1/12)	AAA/P	750,000	791,130

Roseville, School Dist. G.O. Bonds (School Bldg. & Site), AGM, Q-SBLF, 5s, 5/1/21	AA+	1,500,000	1,623,900

Royal Oak, Hosp. Fin. Auth. Rev. Bonds (William Beaumont Hosp.), Ser. M, NATL, 5 1/4s, 11/15/35	A1	1,000,000	960,240

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5s, 7/1/30	A	1,000,000	948,500

U. of MI VRDN (Hosp.), Ser. A, 0.11s, 12/1/37	VMIG1	1,000,000	1,000,000

Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A, 6 3/4s, 11/1/39	A3	495,000	522,077

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.)
FGIC, NATL, 5s, 12/1/25	A3	1,000,000	983,930
Ser. C, 5s, 12/1/22	A2	1,000,000	1,059,870

Wayne St. U. Rev. Bonds, AGM, 5s, 11/15/25	AA+	1,000,000	1,047,890

Western MI U. Rev. Bonds, 5 1/4s, 11/15/40	A1	500,000	519,160

Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28 (Prerefunded 5/1/13)	AA-	125,000	134,526

			63,857,201
Puerto Rico (12.4%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, 6s, 7/1/40	Baa1	1,000,000	1,018,460
Ser. A, FGIC, 5 1/2s, 7/1/21	Baa1	500,000	539,300
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30 (Prerefunded 7/1/16)	AA+	340,000	411,206
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/30	Baa1	210,000	209,486
Ser. A, 5 1/4s, 7/1/26	Baa1	500,000	503,980

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa2	1,350,000	1,364,135
6s, 7/1/38	Baa2	500,000	505,800

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. K, 5s, 7/1/30	Baa1	500,000	489,815

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,400,000	1,401,470

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	Baa1	1,000,000	1,096,290

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds
(Govt. Fac.), Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	A3	500,000	522,095
Ser. Q, Cmnwlth. of PR Gtd., 5 5/8s, 7/1/39	Baa1	1,000,000	973,190

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/31	A1	1,250,000	359,525

			9,394,752
Virgin Islands (1.3%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	380,000	387,520
Ser. A, 5s, 10/1/25	Baa2	200,000	201,152
(Hovensa Refinery Fac.), 4.7s, 7/1/22	Ba2	450,000	377,478

			966,150
TOTAL INVESTMENTS

Total investments (cost $72,398,712)(b)			$75,108,671

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2011 through August 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $75,726,528.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $72,398,712, resulting in gross unrealized appreciation and depreciation of $3,753,025 and $1,043,066, respectively, or net unrealized appreciation of $2,709,959.
	The rates shown on Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	17.9%
	Local Government	16.7
	Education	14.7
	Utilities	13.9
	State Government	12.2
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	18.4%
	AGM	16.5
	FGIC	14.3
	Q-SBLF	11.8
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$75,108,671	$—

Totals by level	$—	$75,108,671	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Michigan Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 27, 2011